UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1.                   Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.79
HOTELS, RESTAURANTS & LEISURE
450	MCDONALD’S CORP.	41,288
		41,288	1.79

CONSUMER STAPLES			4.11
FOOD & STAPLES RETAILING
1,500	SAFEWAY INC.	24,135
		24,135	1.05

FOOD PRODUCTS
800	GENERAL MILLS INC.	31,880
		31,880	1.39

HOUSEHOLD PRODUCTS
450	KIMBERLY-CLARK CORP.	38,601
		38,601	1.68

ENERGY			1.77
OIL, GAS & CONSUMABLE FUELS
350	CHEVRON CORP.	40,796
		40,796	1.77

HEALTH CARE			1.22
PHARMACEUTICALS
300	ELI LILLY & CO.	14,223
200	JOHNSON & JOHNSON	13,782
		28,005	1.22

INDUSTRIALS			0.72
INDUSTRIAL CONGLOMERATES
180	3M COMPANY	16,636
		16,636	0.72

INFORMATION TECHNOLOGY			1.94
SOFTWARE
1,500	MICROSOFT CORP.	44,670
		44,670	1.94

TELECOMMUNICATION SERVICES			2.13
DIVERSIFIED TELECOM. SERVICES
1,300	AT&T INC.	49,010
		49,010	2.13

UTILITIES			4.66
ELECTRIC UTILITIES
1,000	PPL CORP.	29,050
850	SOUTHERN CO.	39,177
		68,227	2.97

MULTI-UTILITIES
650	CONSOLIDATED EDISON INC.	38,929
		38,929	1.69

TOTAL COMMON STOCK (Cost: $339,654)		422,175	18.35

US GOVT SECURITIES
US GOVERNMENT AGENCY			81.65
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 1.17% 12/14/15	100,134

100,000	FEDERAL HOME LOAN BANK 2.00% 10/05/17 STEP	100,014
100,000	FEDERAL HOME LOAN MTG CORP 1.125% STEP 01/30/20	100,384
500,000	FEDERAL NATL MTG ASSOC. 0.25% 08/13/15 STEP	500,473
50,000	FEDERAL NATL MTG ASSOC. 0.50% 09/25/15	50,082
125,000	FEDERAL NATL MTG ASSOC. 0.50% 12/27/16 STEP	125,236
200,000	FEDERAL NATL MTG ASSOC. 0.625% 01/10/17 STEP	200,285
500,000	FEDERAL NATL MTG ASSOC. 0.75% 01/30/17 STEP	501,280
200,000	FEDERAL NATL MTG ASSOC. 1.00% 05/24/27 STEP	200,427
		1,878,313	81.65

TOTAL US GOVT SECURITIES (Cost: 1,875,906)		1,878,313	81.65

TOTAL INVESTMENT IN SECURITIES (Cost: $2,215,560)		2,300,488	100.00

OTHER ASSETS LESS LIABILITIES		(20)	(0.00)

TOTAL NET ASSETS		2,300,468	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.90
DISTRIBUTORS
2,250	GENUINE PARTS CO.	137,318
		137,318	1.90

HOTELS, RESTAURANTS & LEISURE
1,400	MCDONALD’S CORP.	128,450
		128,450	1.78

LEISURE EQUIPMENT & PRODUCTS
4,500	MATTEL INC.	159,660
		159,660	2.21

CONSUMER STAPLES			7.89
FOOD & STAPLES RETAILING
4,600	SYSCO CORP.	143,842
2,400	WAL-MART STORES INC.	177,120
		320,962	4.45

HOUSEHOLD PRODUCTS
1,750	PROCTER & GAMBLE CO.	121,380
		121,380	1.68

TOBACCO
3,800	ALTRIA GROUP INC.	126,882
		126,882	1.76

ENERGY			1.19
OIL, GAS & CONSUMABLE FUELS
1,500	CONOCOPHILLIPS	85,770
		85,770	1.19

HEALTH CARE			5.78
PHARMACEUTICALS
1,900	ABBOTT LABORATORIES	130,264
2,000	JOHNSON & JOHNSON	137,820
6,000	PFIZER INC.	149,100
		417,184	5.78

INDUSTRIALS			6.20
AEROSPACE & DEFENSE
2,250	HONEYWELL INT’L INC.	134,438
		134,438	1.86

AIR FREIGHT & LOGISTICS
800	UNITED PARCEL SERVICE INC. B	57,256
		57,256	0.79

COMMERCIAL SERVICES & SUPPLIES
7,000	PITNEY BOWES INC.	96,740
		96,740	1.34

INDUSTRIAL CONGLOMERATES
7,000	GENERAL ELECTRIC CO.	158,970
		158,970	2.20

INFORMATION TECHNOLOGY			4.14
COMMUNICATIONS EQUIPMENT
7,500	NOKIA CORP. ADR A	19,275
		19,275	0.27

IT SERVICES
1,850	AUTOMATIC DATA PROCESSING INC.	108,521
		108,521	1.50

SOFTWARE
5,750	MICROSOFT CORP.	171,235
		171,235	2.37

MATERIALS			1.88
CHEMICALS
2,700	DUPONT DE NEMOURS & CO.	135,729
		135,729	1.88

TELECOMMUNICATION SERVICES			5.09
DIVERSIFIED TELECOM. SERVICES
4,750	AT&T INC.	179,075
1,000	VERIZON COMMUNICATIONS INC.	45,570
		224,645	3.11

WIRELESS TELECOM. SERVICES
5,000	VODAFONE GROUP PLC	142,475
		142,475	1.97

UTILITIES			5.45
ELECTRIC UTILITIES
1,666	DUKE ENERGY CORP.	107,957
		107,957	1.50

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	105,880
3,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	96,540
3,000	XCEL ENERGY INC.	83,130
		285,550	3.96

TOTAL COMMON STOCK (Cost: $2,606,891)		3,140,396	43.52

CORPORATE BOND
CONSUMER DISCRETIONARY			8.82
HOTELS, RESTAURANTS & LEISURE
100,000	INT’L GAME TECHNOLOGY 7.50% 06/15/19	119,949
100,000	SHERATON HOLDING CORP. 7.375% 11/15/15	116,298
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	100,843
		337,090	4.67

HOUSEHOLD DURABLES
100,000	MDC HOLDINGS INC. 5.375% 12/15/14	106,534
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	113,057
		219,591	3.04

SPECIALTY RETAIL
80,000	STAPLES INC. 7.375% 10/01/12	80,000
		80,000	1.11

ENERGY			3.07
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC. 6.375% 05/01/19	107,000
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	114,535
		221,535	3.07

FINANCIALS			16.31
CAPITAL MARKETS
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	60,963
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	101,723
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	113,181
100,000	MORGAN STANLEY 09/30/17 FLOAT	96,368
		372,235	5.16

COMMERCIAL BANKS
100,000	CITIGROUP INC. 6.00% 12/13/13	106,056
		106,056	1.47

CONSUMER FINANCE
106,000	HSBC 11/10/13 FLOAT	108,515
		108,515	1.50

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 7.75% 01/15/16	104,250
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	108,012
		212,262	2.94

INSURANCE
100,000	AMERICAN INT’L GROUP 4.25% 09/15/14	105,602
100,000	PRUDENTIAL FINANCIAL INC. 11/02/20 FLOAT	103,768
		209,370	2.90

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	54,031
100,000	PROLOGIS 6.25% 03/15/17	114,510
		168,541	2.34

HEALTH CARE			2.98
HEALTH CARE PROVIDERS & SERVICES
100,000	SENIOR HOUSING PROPERTIES TRUST 4.30% 01/15/16	103,046
		103,046	1.43

PHARMACEUTICALS
100,000	HOSPIRA INC. 6.40% 05/15/15	111,682
		111,682	1.55

INDUSTRIALS			4.10
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	53,681
		53,681	0.74

MACHINERY
100,000	HARSCO CORP. 5.75% 05/15/18	109,711
115,000	JOY GLOBAL INC. 6.00% 11/15/16	132,537
		242,248	3.36

INFORMATION TECHNOLOGY			3.76
COMMUNICATIONS EQUIPMENT
100,000	MOTOROLA SOLUTIONS INC. 6.00% 11/15/17	119,349
		119,349	1.65

ELECTRONIC EQUIPMENT & INSTRUMENTS
80,000	CORNING INC. 7.53% 03/01/23	97,091
50,000	INGRAM MICRO INC. 5.25% 09/01/17	54,832
		151,924	2.11

MATERIALS			6.89
CHEMICALS
100,000	ASHLAND INC. 9.125% 06/01/17	111,250
		111,250	1.54

METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	52,052
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	52,625
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	168,070
		272,747	3.78

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	113,165
		113,165	1.57

TELECOMMUNICATION SERVICES			2.64
DIVERSIFIED TELECOM. SERVICES
181,484	BELLSOUTH TELECOM. 6.30% 12/15/15	190,756
		190,756	2.64

UTILITIES			3.78
ELECTRIC UTILITIES
95,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	107,364
		107,364	1.49

MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	58,847
100,000	OGE ENERGY CORP. 5.00% 11/15/14	106,744
		165,592	2.29

TOTAL CORPORATE BOND (Cost: $3,618,815)		3,777,997	52.35

PREFERRED STOCK
FINANCIALS			1.78
DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	51,000
		51,000	0.71

INSURANCE
3,000	METLIFE INC. 6.50% PFD	77,220
		77,220	1.07

UTILITIES			0.72
ELECTRIC UTILITIES
2,000	NEXTERA ENERGY CAPITAL 6.60% PFD A	51,780
		51,780	0.72

TOTAL PREFERRED STOCK (Cost: $175,000)		180,000	2.49

SHORT TERM INVESTMENTS
MONEY MARKET			1.11
79,855	UMB MONEY MARKET FIDUCIARY	79,854
		79,854	1.11

TOTAL SHORT TERM INVESTMENTS (Cost: $79,855)		79,855	1.11

TOTAL INVESTMENT IN SECURITIES (Cost: $6,480,561)		7,178,248	99.47

OTHER ASSETS LESS LIABILITIES		38,452	0.53

TOTAL NET ASSETS		7,216,700	100.00

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			8.96
HOTELS, RESTAURANTS & LEISURE
3,700	MCDONALD’S CORP.	339,475
		339,475	2.65

MEDIA
4,000	WALT DISNEY CO.	209,120
		209,120	1.63

SPECIALTY RETAIL
2,500	O’REILLY AUTOMOTIVE INC. *	209,050
2,500	TIFFANY & CO.	154,700
		363,750	2.84

TEXTILES, APPAREL & LUXURY GOODS
2,500	PVH CORP.	234,300
		234,300	1.83

CONSUMER STAPLES			8.81
BEVERAGES
6,000	COCA-COLA CO.	227,580
		227,580	1.78

FOOD & STAPLES RETAILING
7,900	CVS CAREMARK CORP.	382,518
7,000	WAL-MART STORES INC.	516,600
		899,118	7.03

ENERGY			9.81
ENERGY EQUIPMENT & SERVICES
12,500	HALLIBURTON CO.	421,125
5,000	NATIONAL OILWELL VARCO INC.	400,550
2,400	OIL STATES INT’L INC. *	190,704
5,000	TIDEWATER INC.	242,650
		1,255,029	9.81

FINANCIALS			8.51
COMMERCIAL BANKS
9,000	EAST WEST BANCORP INC.	190,080
		190,080	1.49

CONSUMER FINANCE
7,250	AMERICAN EXPRESS CO.	412,235
		412,235	3.22

DIVERSIFIED FINANCIAL SERVICES
12,000	JPMORGAN CHASE & CO.	485,760
		485,760	3.80

INDUSTRIALS			24.66
AIR FREIGHT & LOGISTICS
4,850	UNITED PARCEL SERVICE INC. B	347,115
		347,115	2.71

COMMERCIAL SERVICES & SUPPLIES
3,000	TEAM INC. *	95,550
		95,550	0.75

CONSTRUCTION & ENGINEERING
6,000	CHICAGO BRIDGE & IRON CO. N.V.	228,540
		228,540	1.79

INDUSTRIAL CONGLOMERATES
20,000	GENERAL ELECTRIC CO.	454,200
		454,200	3.55

MACHINERY
3,600	CATERPILLAR INC.	309,744
3,000	CUMMINS INC.	276,630
2,000	WABTEC CORP.	160,580
5,000	XYLEM INC.	125,750
		872,704	6.82

MARINE
5,000	KIRBY CORP. *	276,400
		276,400	2.16

ROAD & RAIL
17,500	CSX CORP.	363,125
2,500	GENESEE & WYOMING INC. *	167,150
1,750	KANSAS CITY SOUTHERN	132,615
		662,890	5.18

TRADING COMPANIES & DISTRIBUTORS
2,050	DXP ENTERPRISES INC. *	97,929
3,500	TAL INT’L GROUP INC.	118,930
		216,859	1.70

INFORMATION TECHNOLOGY			12.74
COMMUNICATIONS EQUIPMENT
6,750	QUALCOMM INC.	421,808
		421,808	3.30

COMPUTERS & PERIPHERALS
2,200	INT’L BUSINESS MACHINES CORP.	456,390
		456,390	3.57

INTERNET SOFTWARE & SERVICES
365	GOOGLE INC. *	275,393
		275,393	2.15

SOFTWARE
16,000	MICROSOFT CORP.	476,480
		476,480	3.72

TOTAL COMMON STOCK (Cost: $7,967,924)		9,400,774	73.49

CORPORATE BOND
CONSUMER DISCRETIONARY			5.04
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	122,573
		122,573	0.96

HOTELS, RESTAURANTS & LEISURE
150,000	ROYAL CARIBBEAN CRUISES 7.00% 06/15/13	154,875
		154,875	1.21

MEDIA
100,000	WASHINGTON POST CO. 7.25% 02/01/19	117,168
		117,168	0.92

MULTILINE RETAIL
150,000	JC PENNEY CORP. INC. 7.95% 04/01/17	154,875
		154,875	1.21

SPECIALTY RETAIL
100,000	BEST BUY CO. INC. 3.75% 03/15/16	95,740
		95,740	0.75

CONSUMER STAPLES			1.42
TOBACCO
150,000	REYNOLDS AMERICA 6.75% 06/15/17	181,564
		181,564	1.42

ENERGY			1.33
OIL, GAS & CONSUMABLE FUELS
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	169,875
		169,875	1.33

FINANCIALS			10.14
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	182,888
161,000	MORGAN STANLEY 07/01/14 FLOAT	163,352
		346,240	2.71

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	168,000
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	158,147
		326,147	2.55

DIVERSIFIED FINANCIAL SERVICES
100,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	108,145
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	162,019
		270,163	2.11

INSURANCE
100,000	HARTFORD LIFE GLOBAL FUND 06/16/14 FLOAT	98,410
		98,410	0.77

REAL ESTATE INVESTMENT TRUSTS
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	147,774
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	108,062
		255,836	2.00

INFORMATION TECHNOLOGY			5.38
COMMUNICATIONS EQUIPMENT
100,000	MOTOROLA SOLUTIONS INC. 6.00% 11/15/17	119,349
		119,349	0.93

COMPUTERS & PERIPHERALS
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	113,507
150,000	SEAGATE TECHNOLOGY 6.80% 10/01/16	166,125
		279,632	2.19

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	115,750
		115,750	0.90

IT SERVICES
150,000	COMPUTER SCIENCES CORP. 6.50% 03/15/18	173,825
		173,825	1.36

MATERIALS			1.72
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	114,224
		114,224	0.89

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,250
		105,250	0.82

UTILITIES			1.35
INDEPENDENT POWER PRODUCERS & TRADERS
150,000	AMERENENERGY GENER ATING 7.00% 04/15/18	145,500
26,255	RELIANT ENERGY MID ATL 9.237% 07/02/17	27,831
		173,331	1.35

TOTAL CORPORATE BOND (Cost: $3,234,116)		3,374,826	26.38

PREFERRED STOCK
FINANCIALS			0.81
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA 8.20% PFD	103,960
		103,960	0.81

TOTAL PREFERRED STOCK (Cost: $100,000)		103,960	0.81

TOTAL INVESTMENT IN SECURITIES (Cost: $11,302,040)		12,879,560	100.68

OTHER ASSETS LESS LIABILITIES		(87,491)	(0.68)

TOTAL NET ASSETS		12,792,069	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			17.26
DISTRIBUTORS
1,000	GENUINE PARTS CO.	61,030
		61,030	1.32

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	183,500
		183,500	3.98

INTERNET & CATALOG RETAIL
1,425	EXPEDIA INC.	82,422
1,425	TRIPADVISOR INC. *	46,925
		129,347	2.81

MEDIA
750	THE MCGRAW-HILL COMPANIES INC.	40,943
3,250	TIME WARNER INC.	147,323
		188,265	4.09

MULTILINE RETAIL
2,000	TARGET CORP.	126,940
		126,940	2.76

SPECIALTY RETAIL
3,500	LOWES COMPANIES, INC.	105,840
		105,840	2.30

CONSUMER STAPLES			22.27
BEVERAGES
5,120	COCA-COLA CO.	194,202
		194,202	4.22

FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	171,985
3,150	WAL-MART STORES INC.	232,470
		404,455	8.78

FOOD PRODUCTS
750	H.J. HEINZ CO.	41,963
2,700	KRAFT FOODS INC.	111,645
220	POST HOLDIING INC. *	6,613
		160,221	3.48

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	173,400
1,300	THE CLOROX CO.	93,665
		267,065	5.80

ENERGY			4.17
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	192,045
		192,045	4.17

FINANCIALS			11.34
COMMERCIAL BANKS
3,250	WELLS FARGO & CO.	112,223
		112,223	2.44

INSURANCE
2,400	AMERICAN INT’L GROUP INC. *	78,696
2,000	BERKSHIRE HATHAWAY INC. B *	176,400
4,500	METLIFE INC.	155,070
		410,166	8.90

HEALTH CARE			9.13
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	77,940
		77,940	1.69

LIFE SCIENCES TOOLS & SERVICES
2,000	AGILENT TECHNOLOGIES INC.	76,900
		76,900	1.67

PHARMACEUTICALS
1,250	ABBOTT LABORATORIES	85,700
2,615	JOHNSON & JOHNSON	180,200
		265,900	5.77

INDUSTRIALS			15.11
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	119,500
750	NORTHROP GRUMMAN CORP.	49,823
		169,323	3.68

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	84,620
1,200	UNITED PARCEL SERVICE INC. B	85,884
		170,504	3.70

INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	208,932
500	TYCO INT’L LTD.	28,130
		237,062	5.15

MACHINERY
2,000	ILLINOIS TOOL WORKS INC.	118,940
		118,940	2.58

INFORMATION TECHNOLOGY			21.44
COMMUNICATIONS EQUIPMENT
6,500	CISCO SYSTEMS INC.	124,085
		124,085	2.69

COMPUTERS & PERIPHERALS
330	APPLE INC.	220,196
1,085	INT’L BUSINESS MACHINES CORP.	225,083
		445,279	9.67

IT SERVICES
220	MASTERCARD INC.	99,326
		99,326	2.16

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	127,008
		127,008	2.76

SOFTWARE
6,450	MICROSOFT CORP.	192,081
		192,081	4.17

TOTAL COMMON STOCK (Cost: $3,708,440)		4,639,645	100.73

TOTAL INVESTMENT IN SECURITIES (Cost: $3,708,440)		4,639,645	100.73

OTHER ASSETS LESS LIABILITIES		(33,448)	(0.73)

TOTAL NET ASSETS		4,606,197	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			23.99
AUTO COMPONENTS
13,000	DANA HOLDING CORP.	159,900
5,400	LEAR CORP.	204,066
		363,966	7.35

SPECIALTY RETAIL
8,300	GAMESTOP CORP. A	174,300
2,000	O’REILLY AUTOMOTIVE INC. *	167,240
7,300	PENSKE AUTOMOTIVE GROUP INC.	219,657
		561,197	11.34

TEXTILES, APPAREL & LUXURY GOODS
2,800	PVH CORP.	262,416
		262,416	5.30

CONSUMER STAPLES			2.61
BEVERAGES
2,900	DR PEPPER SNAPPLE GROUP INC.	129,137
		129,137	2.61

ENERGY			27.01
ENERGY EQUIPMENT & SERVICES
9,800	HELIX ENERGY SOLUTIONS GROUP INC. *	179,046
23,000	ION GEOPHYSICAL CORP. *	159,620
3,500	LUFKIN INDUSTRIES INC.	188,370
10,000	MITCHAM INDUSTRIES INC. *	159,300
4,700	TIDEWATER INC.	228,091
		914,427	18.47

OIL & GAS EXPLR/PROD
9,000	DENBURY RESOURCES INC. *	145,440
		145,440	2.94

OIL, GAS & CONSUMABLE FUELS
17,000	ARCH COAL INC.	107,610
9,000	CHESAPEAKE ENERGY CORP.	169,830
		277,440	5.60

FINANCIALS			3.49
COMMERCIAL BANKS
10,000	CATHAY GENERAL BANCORP	172,600
		172,600	3.49

INDUSTRIALS			39.65
COMMERCIAL SERVICES & SUPPLIES
5,000	COPART INC. *	138,650
		138,650	2.80

CONSTRUCTION & ENGINEERING
5,000	CHICAGO BRIDGE & IRON CO. N.V.	190,450
6,000	KBR INC.	178,920
		369,370	7.46

MACHINERY
2,800	GRACO INC.	140,784
3,000	JOY GLOBAL INC.	168,180
6,000	NAVISTAR INT’L CORP. *	126,540
2,400	WABTEC CORP.	192,696
4,800	XYLEM INC.	120,720
		748,920	15.13

ROAD & RAIL
4,500	GENESEE & WYOMING INC. *	300,870
3,100	KANSAS CITY SOUTHERN	234,918
3,600	LANDSTAR SYSTEM INC.	170,208
		705,996	14.26

MATERIALS			3.99
CHEMICALS
3,000	H.B. FULLER CO.	92,040
		92,040	1.86

METALS & MINING
8,000	COMMERCIAL METALS CO.	105,600
		105,600	2.13

TOTAL COMMON STOCK (Cost: $4,372,073)		4,987,199	100.73

TOTAL INVESTMENT IN SECURITIES (Cost: $4,372,073)		4,987,199	100.73

OTHER ASSETS LESS LIABILITIES		(36,358)	(0.73)

TOTAL NET ASSETS		4,950,841	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund
Schedule of Investments (Unaudited)
as of September 30, 2012

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			21.04
AUTO COMPONENTS
300,000	GENTHERM INC. *	3,732,000
		3,732,000	3.65

HOTELS, RESTAURANTS & LEISURE
195,000	BRAVO BRIO RESTAURANT GROUP INC. *	2,837,250
		2,837,250	2.78

SPECIALTY RETAIL
255,000	CONN’S INC. *	5,622,750
215,000	RUSH ENTERPRISES INC. *	4,140,900
272,000	SONIC AUTOMOTIVE INC.	5,162,560
		14,926,210	14.61

CONSUMER STAPLES			4.87
FOOD PRODUCTS
272,000	DARLING INT’L INC. *	4,974,880
		4,974,880	4.87

ENERGY			16.13
ENERGY EQUIPMENT & SERVICES
110,000	HORNBECK OFFSHORE SERVICES INC. *	4,031,500
242,000	MATRIX SERVICE CO. *	2,557,940
237,000	MITCHAM INDUSTRIES INC. *	3,775,410
102,000	NATURAL GAS SERVICES GROUP*	1,524,900
450,000	NORTH AMERICAN ENERGY PARTNERS INC. *	1,296,000
500,000	PARKER DRILLING CO. *	2,115,000
		15,300,750	14.98

OIL, GAS & CONSUMABLE FUELS
654,500	INFINITY ENERGY RESOURCES INC. *	1,178,100
		1,178,100	1.15

FINANCIALS			10.94
COMMERCIAL BANKS
290,821	BBCN BANCORP INC.	3,667,253
195,000	EAST WEST BANCORP INC.	4,118,400
		7,785,653	7.62

CONSUMER FINANCE
148,000	EZCORP INC. A *	3,393,640
		3,393,640	3.32

HEALTH CARE			3.45
HEALTH CARE EQUIPMENT & SUPPLIES
298,600	ROCHESTER MEDICAL CORP. *	3,526,466
		3,526,466	3.45

INDUSTRIALS			38.47
BUILDING PRODUCTS
178,100	INSTEEL INDUSTRIES INC.	2,089,113
		2,089,113	2.05

COMMERCIAL SERVICES & SUPPLIES
199,000	MOBILE MINI INC. *	3,325,290
130,000	TEAM INC. *	4,140,500
145,000	US ECOLOGY INC.	3,129,100
		10,594,890	10.37

CONSTRUCTION & ENGINEERING
410,000	FURMANITE CORP. *	2,328,800
		2,328,800	2.28

MARINE
95,000	KIRBY CORP. *	5,251,600
		5,251,600	5.14

ROAD & RAIL
238,000	SAIA INC. *	4,793,320
735,000	VITRAN CORP. INC. *	4,373,250
		9,166,570	8.97

TRADING COMPANIES & DISTRIBUTORS
107,000	DXP ENTERPRISES INC. *	5,111,390
140,000	TAL INT’L GROUP INC.	4,757,200
		9,868,590	9.66

MATERIALS			2.21
METALS & MINING
140,000	SUNCOKE ENERGY INC. *	2,256,800
		2,256,800	2.21

TELECOMMUNICATION SERVICES			3.73
DIVERSIFIED TELECOM. SERVICES
407,000	PREMIERE GLOBAL SERVICES INC. *	3,805,450
		3,805,450	3.73

TOTAL COMMON STOCK (Cost: $71,135,152)		103,016,762	100.85

TOTAL INVESTMENT IN SECURITIES (Cost: $71,135,152)		103,016,762	100.85

OTHER ASSETS LESS LIABILITIES		(868,884)	(0.85)

TOTAL NET ASSETS		102,147,878	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of September 30, 2012:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$40,796	$85,770	$1,255,029	$192,045	$1,337,307	$16,478,850
Materials	—	135,729	—	—	197,640	2,256,800
Industrials	16,636	447,403	3,154,257	695,829	1,962,936	39,299,563
Consumer Discretionary	41,288	425,428	1,146,645	794,922	1,187,579	21,495,460
Consumer Staples	94,616	569,224	1,126,698	1,025,942	129,137	4,974,880
Health Care	28,005	417,184	—	420,740	—	3,526,466
Financials	—	—	1,088,075	522,389	172,600	11,179,293
Information Technology	44,670	299,031	1,630,070	987,778	—	—
Telecommunication Services	49,010	367,120	—	—	—	3,805,450
Utilities	107,154	393,507	—	—	—	—

Preferred Stock
Financials	—	128,220	103,960	—	—	—
Utilities	—	51,780	—	—	—	—
Level 1 Total	422,175	3,320,396	9,504,734	4,639,645	4,987,199	103,016,762

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	3,777,997	3,374,826	—	—	—
U.S. Government Fixed Income Securities	1,878,313	—	—	—	—	—
Short Term Investments
Money Market	—	79,855	—	—	—	—

Level 2 Total	1,878,313	3,857,852	3,374,826	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$2,300,488	$7,178,248	$12,879,560	$4,639,645	$4,987,199	$103,016,762

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period  ended September 30, 2012. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures about Fair Value Measurements,” which amended Accounting Standard Codification 820 (“Topic 820”) and required entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2012, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) to update requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and International Financial Reporting Standards (IFRS). The amendment included clarifications and also changes to a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. In assessing the requirements and clarifications of the most recent announcement, the Investment Manager believes that the Fair Value Measurement update has no material impact on the Funds’ operating results, financial position or result in additional disclosures.

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 29, 2012

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 29, 2012